Commitments and Contingencies - Capital Leases (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Capital Leases
2019	$ 464,797
2020	354,739
2021	33,774
Total minimum lease payments	853,310
Less: Amount representing interest	(24,525)
Present value of minimum lease payments	828,785
Net book value of assets under capital lease	2,399,634
Present value of minimum lease payments due within one year	$ 452,703
Minimum
Capital leased assets
Interest rate, capital lease (as a percent)	0.20%
Maximum
Capital leased assets
Interest rate, capital lease (as a percent)	12.20%